Basis of Preparation - Additional Information (Detail) - GBP (£) £ in Millions		12 Months Ended
		Mar. 31, 2020		Mar. 31, 2019	Mar. 31, 2018	Apr. 01, 2019
Disclosure Of Basis Of Preparation Of Financial Statements [Line Items]
Lease liabilities		£ 6,560				£ 6,269
Right-of-use assets		5,391	[1]			5,155
Increase (decrease) in segment/internal revenue		22,905		£ 23,428	£ 23,723
Increase (decrease) in operating profit		3,283		3,421	3,381
Increase (decrease) in capital expenditure		£ 3,960		3,963	3,522
IFRS 16
Disclosure Of Basis Of Preparation Of Financial Statements [Line Items]
Lease liabilities						£ 6,063
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16						2.20%
Right-of-use assets	[1]					£ 5,200
IFRS 16 | Minimum
Disclosure Of Basis Of Preparation Of Financial Statements [Line Items]
Lease liabilities				5,600
IFRS 16 | Maximum
Disclosure Of Basis Of Preparation Of Financial Statements [Line Items]
Lease liabilities				6,600
Last mile arrangements
Disclosure Of Basis Of Preparation Of Financial Statements [Line Items]
Lease initial contractual period		6 months
FTTP
Disclosure Of Basis Of Preparation Of Financial Statements [Line Items]
Lease initial contractual period		12 months
Consumer
Disclosure Of Basis Of Preparation Of Financial Statements [Line Items]
Increase (decrease) in capital expenditure		£ 948		944	814
Consumer | Overhead allocation change and transfer of Emergency Services Network contract from Consumer to Enterprise
Disclosure Of Basis Of Preparation Of Financial Statements [Line Items]
Increase (decrease) in segment/internal revenue				(104)	(64)
Increase (decrease) in adjusted EBITDA				(203)	(171)
Increase (decrease) in depreciation and amortisation				6	21
Increase (decrease) in operating profit				(209)	(192)
Openreach
Disclosure Of Basis Of Preparation Of Financial Statements [Line Items]
Increase (decrease) in capital expenditure		2,108		2,081	1,699
Openreach | Overhead allocation change and transfer of Emergency Services Network contract from Consumer to Enterprise
Disclosure Of Basis Of Preparation Of Financial Statements [Line Items]
Increase (decrease) in adjusted EBITDA				321	318
Increase (decrease) in depreciation and amortisation				(70)	(71)
Increase (decrease) in operating profit				391	389
Openreach | Transfer of Northern Ireland Networks business from Enterprise to Openreach and reclassification of Ventures businesses internal revenue
Disclosure Of Basis Of Preparation Of Financial Statements [Line Items]
Increase (decrease) in segment/internal revenue					155
Increase (decrease) in adjusted EBITDA					95
Increase (decrease) in operating profit					54
Other
Disclosure Of Basis Of Preparation Of Financial Statements [Line Items]
Increase (decrease) in capital expenditure		180		142	134
Other | Overhead allocation change and transfer of Emergency Services Network contract from Consumer to Enterprise
Disclosure Of Basis Of Preparation Of Financial Statements [Line Items]
Increase (decrease) in adjusted EBITDA				23	(5)
Increase (decrease) in depreciation and amortisation					1
Increase (decrease) in operating profit				23	(6)
Enterprise
Disclosure Of Basis Of Preparation Of Financial Statements [Line Items]
Increase (decrease) in capital expenditure		501		551	597
Enterprise | Overhead allocation change and transfer of Emergency Services Network contract from Consumer to Enterprise
Disclosure Of Basis Of Preparation Of Financial Statements [Line Items]
Increase (decrease) in segment/internal revenue				104	64
Increase (decrease) in adjusted EBITDA				(80)	(82)
Increase (decrease) in depreciation and amortisation				56	41
Increase (decrease) in operating profit				(136)	(123)
Enterprise | Transfer of Northern Ireland Networks business from Enterprise to Openreach and reclassification of Ventures businesses internal revenue
Disclosure Of Basis Of Preparation Of Financial Statements [Line Items]
Increase (decrease) in segment/internal revenue					(117)
Increase (decrease) in adjusted EBITDA					(95)
Increase (decrease) in operating profit					(54)
Enterprise | Reclassification of Ventures businesses internal revenue
Disclosure Of Basis Of Preparation Of Financial Statements [Line Items]
Increase (decrease) in segment/internal revenue					224
Global
Disclosure Of Basis Of Preparation Of Financial Statements [Line Items]
Increase (decrease) in capital expenditure		223		245	278
Global | Overhead allocation change and transfer of Emergency Services Network contract from Consumer to Enterprise
Disclosure Of Basis Of Preparation Of Financial Statements [Line Items]
Increase (decrease) in adjusted EBITDA				(61)	(60)
Increase (decrease) in depreciation and amortisation				8	8
Increase (decrease) in operating profit				(69)	(68)
Intangible assets
Disclosure Of Basis Of Preparation Of Financial Statements [Line Items]
Increase (decrease) in capital expenditure		790		680	642
Intangible assets | Consumer
Disclosure Of Basis Of Preparation Of Financial Statements [Line Items]
Increase (decrease) in capital expenditure		291		272	224
Intangible assets | Consumer | Overhead allocation change and transfer of Emergency Services Network contract from Consumer to Enterprise
Disclosure Of Basis Of Preparation Of Financial Statements [Line Items]
Increase (decrease) in capital expenditure				(4)	(12)
Intangible assets | Openreach
Disclosure Of Basis Of Preparation Of Financial Statements [Line Items]
Increase (decrease) in capital expenditure		103		82	70
Intangible assets | Other
Disclosure Of Basis Of Preparation Of Financial Statements [Line Items]
Increase (decrease) in capital expenditure		55		49	64
Intangible assets | Enterprise
Disclosure Of Basis Of Preparation Of Financial Statements [Line Items]
Increase (decrease) in capital expenditure		218		184	192
Intangible assets | Enterprise | Overhead allocation change and transfer of Emergency Services Network contract from Consumer to Enterprise
Disclosure Of Basis Of Preparation Of Financial Statements [Line Items]
Increase (decrease) in capital expenditure				4	12
Intangible assets | Global
Disclosure Of Basis Of Preparation Of Financial Statements [Line Items]
Increase (decrease) in capital expenditure		123		93	92
Property, plant and equipment
Disclosure Of Basis Of Preparation Of Financial Statements [Line Items]
Increase (decrease) in capital expenditure		3,170		3,283	2,880
Property, plant and equipment | Consumer
Disclosure Of Basis Of Preparation Of Financial Statements [Line Items]
Increase (decrease) in capital expenditure		657		672	590
Property, plant and equipment | Consumer | Overhead allocation change and transfer of Emergency Services Network contract from Consumer to Enterprise
Disclosure Of Basis Of Preparation Of Financial Statements [Line Items]
Increase (decrease) in capital expenditure				(46)	(93)
Property, plant and equipment | Openreach
Disclosure Of Basis Of Preparation Of Financial Statements [Line Items]
Increase (decrease) in capital expenditure		2,005		1,999	1,629
Property, plant and equipment | Openreach | Transfer of Northern Ireland Networks business from Enterprise to Openreach
Disclosure Of Basis Of Preparation Of Financial Statements [Line Items]
Increase (decrease) in capital expenditure					41
Property, plant and equipment | Other
Disclosure Of Basis Of Preparation Of Financial Statements [Line Items]
Increase (decrease) in capital expenditure		125		93	70
Property, plant and equipment | Enterprise
Disclosure Of Basis Of Preparation Of Financial Statements [Line Items]
Increase (decrease) in capital expenditure		283		367	405
Property, plant and equipment | Enterprise | Overhead allocation change and transfer of Emergency Services Network contract from Consumer to Enterprise
Disclosure Of Basis Of Preparation Of Financial Statements [Line Items]
Increase (decrease) in capital expenditure				46	93
Property, plant and equipment | Enterprise | Transfer of Northern Ireland Networks business from Enterprise to Openreach
Disclosure Of Basis Of Preparation Of Financial Statements [Line Items]
Increase (decrease) in capital expenditure					(41)
Property, plant and equipment | Global
Disclosure Of Basis Of Preparation Of Financial Statements [Line Items]
Increase (decrease) in capital expenditure		100		152	186
Internal Revenue and Costs
Disclosure Of Basis Of Preparation Of Financial Statements [Line Items]
Increase (decrease) in segment/internal revenue		3,131		3,341	3,560
Enterprise | Internal Revenue and Costs
Disclosure Of Basis Of Preparation Of Financial Statements [Line Items]
Increase (decrease) in segment/internal revenue		276		359	441
Enterprise | Internal Revenue and Costs | Reclassification of Ventures businesses internal revenue
Disclosure Of Basis Of Preparation Of Financial Statements [Line Items]
Increase (decrease) in segment/internal revenue					224
Openreach | Internal Revenue and Costs
Disclosure Of Basis Of Preparation Of Financial Statements [Line Items]
Increase (decrease) in segment/internal revenue		£ 2,753		£ 2,875	3,016
Openreach | Internal Revenue and Costs | Transfer of Northern Ireland Networks business from Enterprise to Openreach
Disclosure Of Basis Of Preparation Of Financial Statements [Line Items]
Increase (decrease) in segment/internal revenue					£ 38

[1]	Right-of-use assets and lease liabilities arise following adoption of IFRS 16 on 1 April 2019. See note 1 to the consolidated financial statements.